AST PRUDENTIAL CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.1%
Corporate Bonds — 95.3%
Aerospace & Defense — 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	100	$100,794
3.750%	02/01/50	50	50,693
7.950%	08/15/24	50	59,400
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	50	50,524
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	61,413
			322,824
Agriculture — 1.8%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	50	47,282
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	150	163,009
			210,291
Airlines — 2.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	51,985
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	16,060
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	100	116,934
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	43	43,651
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	10	10,281
4.625%	04/15/29	5	5,169
			244,080
Apparel — 0.0%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,050
Auto Manufacturers — 1.9%
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	50	67,193
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	91,664
Sr. Unsec’d. Notes
2.350%	01/08/31	20	19,602
2.400%	04/10/28	40	40,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
2.700%	08/20/27	10	$10,386
			229,273
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	68,675
Banks — 12.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.972%(ff)	07/21/52	15	14,664
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	225	248,455
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	175	196,757
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	15,225
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	45	44,337
1.992%(ff)	01/27/32	20	19,268
3.800%	03/15/30	25	27,837
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	130	125,499
3.782%(ff)	02/01/28	230	253,613
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	149,457
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	100	95,197
1.928%(ff)	04/28/32	193	185,262
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	61,883
			1,437,454
Beverages — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	62	76,996
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	20,308
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	72,816
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.250%	03/15/31	10	10,010
4.417%	05/25/25	80	88,891
			269,021
A1

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.770%	09/01/53	19	$17,598
5.150%	11/15/41	16	20,464
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	10	9,231
			47,293
Building Materials — 1.9%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	25	25,904
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	19,390
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	15	15,078
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	20	19,342
2.000%	02/15/31	50	48,352
4.500%	05/15/47	10	11,968
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	44,708
4.300%	07/15/47	20	22,970
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	16,462
			224,174
Chemicals — 3.1%
Celanese US Holdings LLC,
Gtd. Notes
1.400%	08/05/26	55	54,623
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	35	45,279
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25	40	39,675
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	25	24,952
3.375%	10/01/40	60	61,934
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	95	97,752
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	40	46,141
			370,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Commercial Services — 2.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	$58,774
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	65	64,342
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	110,611
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	42,605
			276,332
Computers — 2.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61	100	96,161
Fortinet, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/31	50	49,661
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	95,953
HP, Inc.,
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26	35	34,870
			276,645
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	54,445
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	12,021
			66,466
Electric — 10.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	112,156
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	50,975
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	25,338
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	20	19,805
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	20	21,632

A2

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	40	$39,665
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	20	20,007
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	26,536
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	43,321
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	41,689
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	55,226
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	53,890
Liberty Utilities Finance GP 1 (Canada),
Gtd. Notes, 144A
2.050%	09/15/30	45	43,544
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	15	15,108
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	5	5,088
3.750%	06/15/24	50	53,225
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	60	59,921
4.950%	07/01/50	30	31,846
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	122,922
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	38,607
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	33,093
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	48,399
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	51,483
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	100	100,494
2.250%	06/01/30	25	24,743
First Ref. Mortgage
5.500%	03/15/40	10	12,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	$34,088
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	43,159
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A (original cost $77,360; purchased 08/20/19 - 09/15/20)(f)
3.550%	07/15/24	75	78,746
			1,307,287
Electronics — 0.4%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	45	45,175
Foods — 1.4%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	68,777
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27	60	58,456
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	10	9,417
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	10	10,055
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	19,796
			166,501
Gas — 1.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	15,584
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	105	105,002
			120,586
Healthcare-Services — 2.6%
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51	10	9,753
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	9,902
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	29,743
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	110	120,651

A3

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	$29,860
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	52,814
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	20,044
3.050%	05/15/41	15	15,522
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	25,172
			313,461
Home Builders — 0.3%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	36,661
Insurance — 0.3%
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	21,294
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	17,249
			38,543
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	21,318
Lodging — 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	50	57,237
Machinery-Diversified — 0.3%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	30	34,526
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	50	50,221
3.500%	06/01/41	35	34,448
3.900%	06/01/52	15	14,909
4.800%	03/01/50	20	22,528
Comcast Corp.,
Gtd. Notes
3.999%	11/01/49	70	81,029
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	56,198
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	$54,747
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	40	46,435
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	45,231
			405,746
Mining — 2.7%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	145,798
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	28,724
5.950%	03/15/24	50	55,345
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,617
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	51,688
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	25	27,834
			325,006
Miscellaneous Manufacturing — 1.9%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	111,707
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	57,282
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	64,040
			233,029
Oil & Gas — 7.9%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	30	35,716
5.400%	06/15/47	30	36,922
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	50	54,604
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	110	122,699
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	55,324

A4

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	100	$104,911
3.125%	03/24/31	20	20,738
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	58,165
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.780%(s)	10/10/36	150	82,451
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	60	66,495
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	20	21,142
Phillips 66,
Gtd. Notes
2.150%	12/15/30	35	34,163
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	40	38,253
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	15	16,044
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	15	15,109
2.700%	04/15/23	125	129,041
4.000%	04/01/29	50	55,007
			946,784
Packaging & Containers — 1.6%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.690%	05/25/31	55	56,330
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
0.950%	02/15/24	30	30,033
1.570%	01/15/26	60	60,022
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	20	19,987
Sonoco Products Co.,
Sr. Unsec’d. Notes
3.125%	05/01/30	30	31,812
			198,184
Pharmaceuticals — 5.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	110	118,532
4.050%	11/21/39	15	17,231
4.250%	11/21/49	25	29,600
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	50	59,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	$80,899
Sr. Unsec’d. Notes
2.400%	03/15/30	100	101,683
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	57,537
1.875%	02/28/31	15	14,472
2.125%	09/15/31	30	29,462
5.050%	03/25/48	50	64,480
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	33,042
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	5	5,363
4.000%	06/22/50	12	12,755
			624,783
Pipelines — 6.2%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	50	52,673
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27	30	35,206
6.250%	04/15/49	60	78,964
Enterprise Products Operating LLC,
Gtd. Notes
4.800%	02/01/49	30	36,569
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	20	20,257
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	31,978
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	50	55,796
5.500%	02/15/49	40	50,745
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	5,099
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	51,260
3.100%	03/15/30	75	78,162
4.350%	03/15/29	50	56,346
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	51,888
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	21,035

A5

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	$51,560
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	25	26,761
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.500%(cc)	02/01/50	5	5,881
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	30,420
			740,600
Real Estate Investment Trusts (REITs) — 2.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	20	22,273
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	23,850
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	73,914
4.000%	01/15/31	10	10,782
5.375%	11/01/23	50	53,967
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	14,205
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27	60	59,427
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28	15	14,862
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	26,413
2.800%	06/01/31	35	36,017
			335,710
Retail — 2.1%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	21,362
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	25	29,091
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	40	37,951
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	40	38,889
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	33,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Retail (cont’d.)
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	40	$38,349
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	52,814
			252,387
Semiconductors — 2.9%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	30	29,112
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	47	46,852
3.419%	04/15/33	153	158,557
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	65	65,031
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.875%	03/01/24	50	54,549
			354,101
Software — 0.8%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	62,854
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	10,121
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	19,703
			92,678
Telecommunications — 5.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	202,591
3.650%	09/15/59	98	97,002
Sprint Corp.,
Gtd. Notes
7.625%	03/01/26	100	121,167
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
4.500%	04/15/50	55	64,241
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	60	60,870
2.650%	11/20/40	100	94,316
4.522%	09/15/48	15	18,361
			658,548

A6

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	$29,277
Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	19,783
1.700%	06/15/26	30	30,132
			49,915

Total Corporate Bonds (cost $11,228,562)			11,435,977
Municipal Bonds — 0.8%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	39,064
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	23,683
Pennsylvania — 0.3%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	35,290

Total Municipal Bonds (cost $96,442)			98,037

Total Long-Term Investments (cost $11,325,004)			11,534,014

	Shares
Short-Term Investment — 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $259,138)(wb)	259,138	259,138

TOTAL INVESTMENTS—98.2% (cost $11,584,142)		11,793,152

Other assets in excess of liabilities(z) — 1.8%		213,498

Net Assets — 100.0%		$12,006,650

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $77,360. The aggregate value of $78,746 is 0.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Dec. 2021	$880,219	$(489)
3	5 Year U.S. Treasury Notes	Dec. 2021	368,227	(1,926)
A7

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	20 Year U.S. Treasury Bonds	Dec. 2021	$159,219	$(3,165)
				(5,580)
Short Positions:
3	10 Year U.S. Ultra Treasury Notes	Dec. 2021	435,750	7,918
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	573,187	20,925
				28,843
				$23,263
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8